UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873

                              The GAMCO Growth Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GAMCO GROWTH FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     For the 12 months ended December 31, 2008, the Fund (Class AAA) returned -45.92%, compared to -38.44% for the Russell 1000 Growth Index and -36.99% for the Standard & Poor's 500 Stock Index. Unlike 2007, Large Cap Growth underperformed Large Cap Value, based on a review of Russell Indices, although the returns were fairly close. The collapse in economic activity in the fourth quarter was extraordinary and weighed heavily on our performance for the quarter, and hence the year, as the fourth quarter was the worst quarter for stocks in many years. Our above market weightings in Information Technology, Energy, and Materials drove our underperformance. The Energy and Materials stocks can trace their weakness to a historic decline in commodity prices, in part a function of the deleveraging of financial players and in part related to the swift slowdown in economic activity. While our investments in Consumer Staples and Healthcare generally outperformed the overall market for the year, our underweighting in those sectors negatively impacted performance.

     Measured by position size and return, the issues that hurt performance the most were Google (3.6% of net assets as of December 31, 2008) and Apple (2.7%), two companies that were less impacted than most by the deteriorating economy, but their valuations contracted significantly. In 2007, these two holdings had the most positive impact on the Fund's return. Other holdings weighing on performance the most in 2008 were Rio Tinto plc (1.1%), Chesapeake Energy (1.2%), SunPower Corp. (1.7%), and Microsoft (3.0%). The most positive impact on results for the year came from establishing positions in Goldman Sachs (1.7%), BlackRock (0.6%), Polo Ralph Lauren (0.4%), Qualcomm (1.4%), and Mosaic (1.0%) during the fourth quarter, near the market's low point in November.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President

February 20, 2009

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GROWTH FUND CLASS AAA SHARES AND THE S&P 500 INDEX

                              (PERFORMANCE GRAPH)

                  GAMCO      S&P 500
               GROWTH FUND    INDEX
               -----------   -------
4/10/1987        10,000      10,000
12/31/1987        9,510       8,447
12/31/1988       13,234       9,846
12/31/1989       18,542      12,961
12/31/1990       18,173      12,558
12/31/1991       24,410      16,375
12/31/1992       25,506      17,621
12/31/1993       28,378      19,394
12/31/1994       27,414      19,648
12/31/1995       36,383      27,022
12/31/1996       43,449      33,224
12/31/1997       61,971      44,304
12/31/1998       80,426      56,975
12/31/1999      117,623      68,956
12/31/2000      105,191      62,681
12/31/2001       79,840      55,235
12/31/2002       52,862      43,033
12/31/2003       69,450      55,371
12/31/2004       72,707      61,390
12/31/2005       80,196      64,404
12/31/2006       85,232      74,567
12/31/2007      100,685      78,661
12/31/2008       54,450      49,564

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                             Since
                                                                                                           Inception
                                 Quarter    1 Year     3 Year     5 Year     10 Year   15 Year   20 Year   (4/10/87)
                                 -------    -------    ------     ------     -------   -------   -------   ---------
GAMCO GROWTH FUND CLASS AAA ..   (27.53)%   (45.92)%   (12.11)%    (4.75)%   (3.82)%   4.44%      7.33%     8.11%
S&P 500 Index ................   (21.95)    (36.99)     (8.36)     (2.19)    (1.38)    6.46       8.42      7.64
Russell 1000 Growth Index ....   (22.79)    (38.44)     (9.11)     (3.42)    (4.27)    4.82       7.43      6.65
Class A ......................   (27.55)    (45.91)    (12.10)     (4.74)    (3.82)    4.45       7.33      8.12
                                 (31.71)(b) (49.02)(b) (13.82)(b)  (5.86)(b) (4.39)(b) 4.03(b)    7.01(b)   7.82(b)
Class B ......................   (27.65)    (46.32)    (12.77)     (5.46)    (4.18)    4.18       7.13      7.93
                                 (31.27)(c) (49.01)(c) (13.65)(c)  (5.84)(c) (4.18)    4.18       7.13      7.93
Class C ......................   (27.68)    (46.32)    (12.77)     (5.46)    (4.18)    4.18       7.13      7.93
                                 (28.40)(d) (46.86)(d) (12.77)     (5.46)    (4.18)    4.18       7.13      7.93
Class I ......................   (27.51)    (45.81)    (12.05)     (4.71)    (3.80)    4.46       7.34      8.12

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.45%, 1.45%, 2.20%, 2.20%, AND 1.20%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GAMCO GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                          Beginning         Ending      Annualized     Expenses
                        Account Value   Account Value     Expense    Paid During
                          07/01/08         12/31/08        Ratio       Period*
                        -------------   -------------   ----------   -----------
THE GAMCO GROWTH FUND
ACTUAL FUND RETURN
Class AAA                 $1,000.00       $  595.80        1.34%       $ 5.38
Class A                   $1,000.00       $  595.70        1.35%       $ 5.41
Class B                   $1,000.00       $  593.60        2.09%       $ 8.37
Class C                   $1,000.00       $  593.60        2.12%       $ 8.49
Class I                   $1,000.00       $  596.50        1.11%       $ 4.45
HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,018.40        1.34%       $ 6.80
Class A                   $1,000.00       $1,018.35        1.35%       $ 6.85
Class B                   $1,000.00       $1,014.63        2.09%       $10.58
Class C                   $1,000.00       $1,014.48        2.12%       $10.74
Class I                   $1,000.00       $1,019.56        1.11%       $ 5.63

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GAMCO GROWTH FUND

Technology ..........................    28.2%
Energy ..............................    16.0%
Financial Services ..................    14.0%
Producer Durables ...................    10.4%
Materials and Processing ............    10.2%
Health Care .........................     7.7%
Consumer Discretionary ..............     7.6%
Consumer Staples ....................     5.3%
U.S. Treasury Bills .................     1.0%
U.S. Treasury Notes .................     0.2%
Other Assets and Liabilities (Net) ..    (0.6)%
                                        -----
                                        100.0%
                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                 MARKET
  SHARES                                                           COST           VALUE
  ------                                                       ------------   ------------
             COMMON STOCKS -- 99.4%
             TECHNOLOGY -- 28.2%
   240,000   Adobe Systems Inc.+ ...........................   $  9,198,545   $  5,109,600
   145,000   Apple Inc.+ ...................................     23,338,006     12,375,750
   696,000   Cisco Systems Inc.+ ...........................     19,683,747     11,344,800
   430,000   Corning Inc. ..................................     10,701,547      4,097,900
    63,000   First Solar Inc.+ .............................     11,899,480      8,691,480
   100,000   FLIR Systems Inc.+ ............................      4,048,337      3,068,000
    54,900   Google Inc., Cl. A+ ...........................     20,116,594     16,889,985
   290,000   Harris Corp. ..................................     16,664,213     11,034,500
   520,000   Intel Corp. ...................................     12,809,304      7,623,200
   150,000   International Business Machines Corp. .........     18,675,719     12,624,000
   710,000   Microsoft Corp. ...............................     20,299,677     13,802,400
   185,000   QUALCOMM Inc. .................................      6,451,195      6,628,550
   120,000   Research In Motion Ltd.+ ......................     12,808,160      4,869,600
   210,000   SunPower Corp., Cl. A+ ........................     15,346,876      7,770,000
   180,000   Trimble Navigation Ltd.+ ......................      6,864,907      3,889,800
                                                               ------------   ------------
             TOTAL TECHNOLOGY ..............................    208,906,307    129,819,565
                                                               ------------   ------------
             ENERGY -- 16.0%
    87,000   Apache Corp. ..................................      9,118,410      6,484,110
   335,000   Chesapeake Energy Corp. .......................     14,154,855      5,416,950
   110,000   Devon Energy Corp. ............................     11,505,077      7,228,100
   100,000   FMC Technologies Inc.+ ........................      6,421,885      2,383,000
   135,000   Hess Corp. ....................................     11,446,186      7,241,400
    95,000   Murphy Oil Corp. ..............................      7,061,569      4,213,250
   200,000   National Oilwell Varco Inc.+ ..................     11,321,483      4,888,000
    62,000   Noble Corp. ...................................      3,276,870      1,369,580
    83,000   Occidental Petroleum Corp. ....................      5,838,938      4,979,170
   100,000   Oceaneering International Inc.+ ...............      6,844,739      2,914,000
     6,700   Ormat Technologies Inc. .......................        355,523        213,529
   230,000   Petroleo Brasileiro SA, ADR ...................     12,468,020      5,632,700
    53,000   Schlumberger Ltd. .............................      3,277,245      2,243,490
    80,556   Transocean Ltd.+ ..............................     10,607,983      3,806,271
   105,000   Vestas Wind Systems A/S+ ......................      8,596,564      5,951,369
   150,000   Weatherford International Ltd.+ ...............      4,778,625      1,623,000
   196,250   XTO Energy Inc. ...............................      9,583,809      6,921,738
                                                               ------------   ------------
             TOTAL ENERGY ..................................    136,657,781     73,509,657
                                                               ------------   ------------
             FINANCIAL SERVICES -- 14.0%
    22,000   BlackRock Inc. ................................      2,572,818      2,951,300
   240,000   Janus Capital Group Inc. ......................      5,786,199      1,927,200
    70,000   MasterCard Inc., Cl. A ........................     15,179,188     10,005,100
   185,000   Northern Trust Corp. ..........................     10,280,782      9,645,900
   235,000   State Street Corp. ............................      9,969,694      9,242,550
   125,000   T. Rowe Price Group Inc. ......................      6,162,823      4,430,000

                                                                                 MARKET
  SHARES                                                           COST           VALUE
  ------                                                       ------------   ------------
   220,000   The Bank of New York Mellon Corp. .............   $  6,803,695   $  6,232,600
   455,000   The Charles Schwab Corp. ......................      9,518,029      7,357,350
    95,000   The Goldman Sachs Group Inc. ..................      6,531,373      8,017,050
    90,000   Visa Inc., Cl. A ..............................      5,794,562      4,720,500
                                                               ------------   ------------
             TOTAL FINANCIAL SERVICES ......................     78,599,163     64,529,550
                                                               ------------   ------------
             PRODUCER DURABLES -- 10.4%
   160,000   ABB Ltd., ADR .................................      4,441,072      2,401,600
    90,000   Caterpillar Inc. ..............................      3,974,046      4,020,300
   125,000   Cummins Inc. ..................................      3,546,208      3,341,250
   205,000   Deere & Co. ...................................     14,468,136      7,855,600
   130,000   Emerson Electric Co. ..........................      5,754,583      4,759,300
   155,000   ITT Corp. .....................................      7,345,471      7,128,450
   180,000   Joy Global Inc. ...............................      4,349,654      4,120,200
   240,000   Rockwell Collins Inc. .........................     14,445,158      9,381,600
    95,000   United Technologies Corp. .....................      5,568,014      5,092,000
                                                               ------------   ------------
             TOTAL PRODUCER DURABLES .......................     63,892,342     48,100,300
                                                               ------------   ------------
             MATERIALS AND PROCESSING -- 10.2%
    40,000   Fluor Corp. ...................................      3,107,443      1,794,800
   210,000   Freeport-McMoRan Copper & Gold Inc. ...........     14,138,397      5,132,400
   110,000   McDermott International Inc.+ .................      5,629,017      1,086,800
   170,000   Monsanto Co. ..................................     18,428,066     11,959,500
    73,000   Potash Corp. of Saskatchewan Inc. .............      5,537,778      5,345,060
    55,000   Rio Tinto plc, ADR ............................     13,785,895      4,890,050
   210,000   Syngenta AG, ADR ..............................     13,010,523      8,219,400
   139,000   The Mosaic Co. ................................      4,621,825      4,809,400
   100,000   United States Steel Corp. .....................      3,636,612      3,720,000
                                                               ------------   ------------
             TOTAL MATERIALS AND PROCESSING ................     81,895,556     46,957,410
                                                               ------------   ------------
             HEALTH CARE -- 7.7%
    90,000   Abbott Laboratories ...........................      5,266,653      4,803,300
    21,000   Alcon Inc. ....................................      2,807,564      1,872,990
    90,000   Celgene Corp.+ ................................      6,516,902      4,975,200
   100,000   Gilead Sciences Inc.+ .........................      5,347,562      5,114,000
    90,000   Medtronic Inc. ................................      4,901,578      2,827,800
   210,000   St. Jude Medical Inc.+ ........................      9,421,352      6,921,600
   150,000   Stryker Corp. .................................      9,365,104      5,992,500
    85,000   Varian Medical Systems Inc.+ ..................      4,116,555      2,978,400
                                                               ------------   ------------
             TOTAL HEALTH CARE .............................     47,743,270     35,485,790
                                                               ------------   ------------

                See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                 MARKET
  SHARES                                                           COST           VALUE
  ------                                                       ------------   ------------
             COMMON STOCKS (CONTINUED)
             CONSUMER DISCRETIONARY -- 7.6%
    65,000   Abercrombie & Fitch Co., Cl. A ................   $  4,712,431   $  1,499,550
   100,000   Amazon.com Inc.+ ..............................      7,628,410      5,128,000
   115,000   Coach Inc.+ ...................................      3,345,702      2,388,550
    90,000   Costco Wholesale Corp. ........................      5,413,568      4,725,000
   165,000   Electronic Arts Inc.+ .........................      6,731,404      2,646,600
    85,000   NIKE Inc., Cl. B ..............................      4,432,730      4,335,000
    45,000   Polo Ralph Lauren Corp. .......................      1,998,169      2,043,450
   318,400   Tiffany & Co. .................................     10,235,077      7,523,792
   200,000   Under Armour Inc., Cl. A+ .....................      7,084,757      4,768,000
                                                               ------------   ------------
             TOTAL CONSUMER DISCRETIONARY ..................     51,582,248     35,057,942
                                                               ------------   ------------
             CONSUMER STAPLES -- 5.3%
   100,000   Groupe Danone .................................      7,008,523      6,002,224
   125,000   Nestle SA .....................................      5,484,485      4,885,611
   125,000   PepsiCo Inc. ..................................      8,558,456      6,846,250
   110,000   Procter & Gamble Co. ..........................      7,073,189      6,800,200
                                                               ------------   ------------
             TOTAL CONSUMER STAPLES ........................     28,124,653     24,534,285
                                                               ------------   ------------
             TOTAL COMMON STOCKS ...........................    697,401,320    457,994,499
                                                               ------------   ------------

 PRINCIPAL
  AMOUNT
 ---------
             U.S. GOVERNMENT OBLIGATIONS -- 1.2%
             U.S. TREASURY BILLS -- 1.0%
$4,742,000   U.S. Treasury Bills, 0.020% to
                0.101%++, 03/19/09 to 06/04/09 .............      4,740,133      4,740,238
                                                               ------------   ------------
             U.S. TREASURY NOTES -- 0.2%
   680,000      4.500%, 04/30/09 ...........................        687,373        689,829
                                                               ------------   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS .............      5,427,506      5,430,067
                                                               ------------   ------------
             TOTAL INVESTMENTS -- 100.6% ...................   $702,828,826    463,424,566
                                                               ============
             OTHER ASSETS AND LIABILITIES (NET) -- (0.6)% ..                    (2,841,927)
                                                                              ------------
             NET ASSETS + 100.0% ...........................                  $460,582,639
                                                                              ============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $702,828,826) ...............   $   463,424,566
   Cash ....................................................             1,823
   Receivable for Fund shares sold .........................           459,895
   Dividends and interest receivable .......................           786,238
   Prepaid expense .........................................            51,140
                                                               ---------------
   TOTAL ASSETS ............................................       464,723,662
                                                               ---------------
LIABILITIES:
   Payable for Fund shares redeemed ........................         3,249,320
   Payable for investment advisory fees ....................           380,154
   Payable for distribution fees ...........................            95,418
   Payable for accounting fees .............................             7,501
   Other accrued expenses ..................................           408,630
                                                               ---------------
   TOTAL LIABILITIES .......................................         4,141,023
                                                               ---------------
   NET ASSETS applicable to 23,550,307
      shares outstanding ...................................   $   460,582,639
                                                               ===============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.01 par value ..........   $ 1,542,743,026
   Accumulated net realized loss on investments
      and foreign currency transactions ....................      (842,754,015)
   Net unrealized depreciation on investments ..............      (239,404,260)
   Net unrealized depreciation on foreign
      currency translations ................................            (2,112)
                                                               ---------------
   NET ASSETS ..............................................   $   460,582,639
                                                               ===============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price
      per share ($455,356,510 / 23,280,197 shares
      outstanding; unlimited number of
      shares authorized) ...................................   $         19.56
                                                               ===============
   CLASS A:
   Net Asset Value and redemption price per share
      ($736,926 / 37,662 shares outstanding;
      unlimited number of shares authorized) ...............   $         19.57
                                                               ===============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...............................   $         20.76
                                                               ===============
   CLASS B:
   Net Asset Value and offering price per share
      ($181,929 / 9,658 shares outstanding;
      unlimited number of shares authorized) ...............   $         18.84(a)
                                                               ===============
   CLASS C:
   Net Asset Value and offering price per share
      ($1,467,315 / 77,881 shares outstanding;
      unlimited number of shares authorized) ...............   $         18.84(a)
                                                               ===============
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($2,839,959 / 144,909 shares outstanding;
      unlimited number of shares authorized) ...............   $         19.60
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $266,743) ............   $     7,770,223
   Interest ................................................           262,809
                                                               ---------------
   TOTAL INVESTMENT INCOME .................................         8,033,032
                                                               ---------------
EXPENSES:
   Investment advisory fees ................................         7,382,536
   Distribution fees -- Class AAA ..........................         1,833,076
   Distribution fees -- Class A ............................             2,411
   Distribution fees -- Class B ............................             2,740
   Distribution fees -- Class C ............................            14,314
   Shareholder services fees ...............................           479,502
   Shareholder communications expenses .....................           197,760
   Custodian fees ..........................................           128,049
   Trustees' fees ..........................................            77,202
   Legal and audit fees ....................................            52,365
   Accounting fees .........................................            45,000
   Registration expenses ...................................            41,718
   Interest expense ........................................             1,360
   Miscellaneous expenses ..................................            77,741
                                                               ---------------
   TOTAL EXPENSES ..........................................        10,335,774
   Less: Custodian fee credits .............................            (1,038)
                                                               ---------------
   NET EXPENSES ............................................        10,334,736
                                                               ---------------
   NET INVESTMENT LOSS .....................................        (2,301,704)
                                                               ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCY:
   Net realized loss on investments ........................       (17,901,994)
   Net realized loss on foreign
      currency transactions ................................           (19,587)
                                                               ---------------
   Net realized loss on investments
      and foreign currency transactions ....................       (17,921,581)
                                                               ---------------
   Net change in unrealized appreciation/
      (depreciation) on investments ........................      (394,046,551)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency
      translations .........................................            (2,112)
                                                               ---------------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency translations ........................      (394,048,663)
                                                               ---------------
   NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS AND FOREIGN CURRENCY ..................      (411,970,244)
                                                               ---------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $  (414,271,948)
                                                               ===============

----------
(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                         -----------------   -----------------
OPERATIONS:
   Net investment loss ...............................................     $  (2,301,704)      $  (4,555,510)
   Net realized gain/(loss) on investments and foreign currency
      transactions ...................................................       (17,921,581)        112,544,175
   Net change in unrealized appreciation/(depreciation) on investments
      and foreign currency translations ..............................      (394,048,663)         47,767,726
                                                                           -------------       -------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      (414,271,948)        155,756,391
                                                                           -------------       -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Class AAA .........................................................       (78,506,781)       (167,322,376)
   Class A ...........................................................           612,577             383,595
   Class C ...........................................................         1,486,759             517,747
   Class I ...........................................................         4,144,903                  --
                                                                           -------------       -------------
   NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST
      TRANSACTIONS ...................................................       (72,262,542)       (166,421,034)
                                                                           -------------       -------------
   REDEMPTION FEES ...................................................             1,943               2,333
                                                                           -------------       -------------
   NET DECREASE IN NET ASSETS ........................................      (486,532,547)        (10,662,310)
NET ASSETS:
   Beginning of period ...............................................       947,115,186         957,777,496
                                                                           -------------       -------------
   End of period (including undistributed net investment income
      of $0 and $0, respectively) ....................................     $ 460,582,639       $ 947,115,186
                                                                           =============       =============

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                                              RATIOS TO AVERAGE NET ASSETS/
                      INCOME FROM INVESTMENT OPERATIONS                                             SUPPLEMENTAL DATA
                      ---------------------------------                                      -------------------------------
                                     Net
                                   Realized
                                     and                             Net
            Net Asset     Net     Unrealized    Total               Asset         Net Assets     Net
   Period     Value,  Investment     Gain       from               Value,           End of   Investment            Portfolio
   Ended    Beginning    Gain     (Loss) on  Investment Redemption End of  Total    Period     Income    Operating  Turnover
December 31 of Period (Loss)(a)  Investments Operations   Fees(a)  Period Return+ (in 000's)   (Loss)     Expenses   Rate++
----------- --------- ---------- ----------- ---------- ---------- ------ ------- ---------- ----------  --------- ---------
CLASS AAA
2008          $36.17   $(0.09)     $(16.52)   $(16.61)   $0.00(b)  $19.56 (45.9)% $  455,357   (0.31)%     1.40%      93%
2007           30.62    (0.16)        5.71       5.55     0.00(b)   36.17  18.1      945,068   (0.49)      1.45       91
2006           28.81    (0.05)        1.86       1.81     0.00(b)   30.62   6.3      956,811   (0.19)      1.44       57
2005           26.12    (0.13)        2.82       2.69     0.00(b)   28.81  10.3    1,139,640   (0.48)      1.49       39
2004           24.95    (0.11)        1.28       1.17     0.00(b)   26.12   4.7    1,447,655   (0.46)      1.53       31

CLASS A
2008          $36.18   $(0.08)     $(16.53)   $(16.61)   $0.00(b)  $19.57 (45.9)% $      737   (0.29)%     1.40%      93%
2007           30.63    (0.08)        5.63       5.55     0.00(b)   36.18  18.1          707   (0.23)      1.45       91
2006           28.82    (0.06)        1.87       1.81     0.00(b)   30.63   6.3          276   (0.19)      1.44       57
2005           26.13    (0.12)        2.81       2.69     0.00(b)   28.82  10.3          274   (0.43)      1.47       39
2004(c)        24.95    (0.02)        1.20       1.18     0.00(b)   26.13   4.7           73   (0.09)      1.60       31

CLASS B
2008          $35.10   $(0.30)     $(15.96)   $(16.26)   $0.00(b)  $18.84 (46.3)% $      182   (1.06)%     2.15%      93%
2007           29.93    (0.40)        5.57       5.17     0.00(b)   35.10  17.2          339   (1.23)      2.20       91
2006           28.38    (0.27)        1.82       1.55     0.00(b)   29.93   5.5          289   (0.94)      2.19       57
2005           25.93    (0.32)        2.77       2.45     0.00(b)   28.38   9.5          274   (1.22)      2.24       39
2004(c)        24.95    (0.28)        1.26       0.98     0.00(b)   25.93   3.9          250   (1.12)      2.30       31

CLASS C
2008          $35.10   $(0.28)     $(15.98)   $(16.26)   $0.00(b)  $18.84 (46.3)% $    1,467   (1.05)%     2.15%      93%
2007           29.93    (0.40)        5.57       5.17     0.00(b)   35.10  17.2        1,001   (1.23)      2.20       91
2006           28.38    (0.27)        1.82       1.55     0.00(b)   29.93   5.5          401   (0.95)      2.19       57
2005           25.93    (0.32)        2.77       2.45     0.00(b)   28.38   9.5          553   (1.21)      2.23       39
2004(c)        24.95    (0.21)        1.19       0.98     0.00(b)   25.93   3.9          226   (0.88)      2.37       31

CLASS I
2008(d)       $33.70   $0.00(b)    $(14.10)   $(14.10)   $0.00(b)  $19.60 (41.8)% $    2,840 0.00%(e)(f)  1.15%(f)    93%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  Amount represents less than $0.005 per share.

(c) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

(d) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)  Amount represents less than 0.005%.

(f)  Annualized.

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The GAMCO Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                          $457,994,499
Level 2 - Other Significant Observable Inputs       5,430,067
                                                 ------------
TOTAL                                            $463,424,566
                                                 ============

There were no Level 3 investments held at December 31, 2007 or 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders if any are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment loss by $2,301,704 and decrease accumulated net realized loss on investments and foreign currency transactions by $19,587, with an offsetting adjustment to paid-in capital.

No distributions were made during the years ended December 31, 2008 and 2007.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.

At December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards .......   $  (839,592,069)
Net unrealized depreciation on investments and
   foreign currency translations .............      (242,568,318)
                                                 ---------------
Total ........................................   $(1,082,160,387)
                                                 ===============

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $839,592,069, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; and $18,485,136 is available through 2016.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                   GROSS           GROSS
                                 UNREALIZED      UNREALIZED    NET UNREALIZED
                     COST       APPRECIATION    DEPRECIATION    DEPRECIATION
                 ------------   ------------   -------------   --------------
Investments...   $705,990,773    $2,406,589    $(244,972,796)  $(242,566,207)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee, Proxy Voting Committee, and the Lead Trustee each receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $649,344,761 and $702,021,288, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $31,621,034 and $34,210,241, respectively.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $26,611 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $8,790 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. During 2008, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007, amounted to $1,943 and $2,333, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED                  YEAR ENDED
                          DECEMBER 31, 2008            DECEMBER 31, 2007
                     --------------------------   --------------------------
                       SHARES         AMOUNT        SHARES         AMOUNT
                     ----------   -------------   ----------   -------------
                              CLASS AAA                    CLASS AAA
                     --------------------------   --------------------------
Shares sold ......    1,875,009   $  53,412,799    1,554,938   $  52,014,192
Shares redeemed ..   (4,723,631)   (131,919,580)  (6,677,205)   (219,336,568)
                     ----------   -------------   ----------   -------------
   Net decrease ..   (2,848,622)  $ (78,506,781)  (5,122,267)  $(167,322,376)
                     ==========   =============   ==========   =============

                              CLASS A                      CLASS A
                     --------------------------   --------------------------
Shares sold ......       28,643   $     874,485       13,455   $     476,635
Shares redeemed ..      (10,520)       (261,908)      (2,938)        (93,040)
                     ----------   -------------   ----------   -------------
   Net increase ..       18,123   $     612,577       10,517   $     383,595
                     ==========   =============   ==========   =============

                              CLASS C                      CLASS C
                     --------------------------   --------------------------
Shares sold ......       68,214   $   1,974,053       21,140   $     700,407
Shares redeemed ..      (18,871)       (487,294)      (6,006)       (182,660)
                     ----------   -------------   ----------   -------------
   Net increase ..       49,343   $   1,486,759       15,134   $     517,747
                     ==========   =============   ==========   =============

                              CLASS I*
                     --------------------------
Shares sold ......      165,715   $   4,613,871
Shares redeemed ..      (20,806)       (468,968)
                     ----------   -------------
   Net increase ..      144,909   $   4,144,903
                     ==========   =============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GAMCO GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The GAMCO Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The GAMCO Growth Fund (hereafter referred to as the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 27, 2009

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                                         NUMBER OF
                             TERM OF     FUNDS IN
                           OFFICE AND      FUND
    NAME, POSITION(S)       LENGTH OF     COMPLEX
       ADDRESS(1)             TIME       OVERSEEN              PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
         AND AGE            SERVED(2)   BY TRUSTEE             DURING PAST FIVE YEARS                    HELD BY TRUSTEE(4)
------------------------  ------------  ----------  --------------------------------------------  ---------------------------------
INTERESTED TRUSTEES(3):

MARIO J. GABELLI           Since 1992       26      Chairman and Chief Executive Officer of       Director of Morgan Group
Trustee                                             GAMCO Investors, Inc. and Chief Investment    Holdings, Inc. (holding company);
Age: 66                                             Officer -- Value Portfolios of Gabelli        Chairman of the Board of LICT
                                                    Funds, LLC and GAMCO Asset Management Inc.;   Corp. (multimedia and
                                                    Director/Trustee or Chief Investment Officer  communication services
                                                    of other registered investment companies in   company)
                                                    the Gabelli/GAMCO Funds complex; Chairman
                                                    and Chief Executive Officer of GGCP, Inc.

JOHN D. GABELLI            Since 1995       10      Senior Vice President of Gabelli &            Director of GAMCO
Trustee                                             Company, Inc.                                 Investors, Inc.
Age: 64                                                                                           (asset management)

ANTHONY TORNA, SR.         Since 1987        1      Registered Representative, Maxim Group LLC                    --
Trustee                                             from 2002; Investec Ernst & Company,
Age: 82                                             2001-2002

INDEPENDENT TRUSTEES(5):

ANTHONY J. COLAVITA        Since 1989       36      Partner in the law firm of                                    --
Trustee                                             Anthony J. Colavita, P.C.
Age: 73

JAMES P. CONN              Since 1992       18      Former Managing Director and Chief                            --
Trustee                                             Investment Officer of Financial Security
Age: 70                                             Assurance Holdings Ltd. (insurance
                                                    holding company) (1992-1998)

DUGALD A. FLETCHER         1989-1996         2      President, Fletcher & Company, Inc.           Director of Harris and
Trustee                   2000-present                                                            Harris Group, Inc.
Age: 79                                                                                           (venture capital)

ROBERT J. MORRISSEY        Since 2001        6      Partner in the law firm of Morrissey,                         --
Trustee                                             Hawkins & Lynch
Age: 69

ANTHONY R. PUSTORINO       Since 1987       13      Certified Public Accountant; Professor        Director of The LGL Group, Inc.
Trustee                                             Emeritus, Pace University                     (diversified manufacturing)
Age: 83

ANTHONIE C. VAN EKRIS      1987-1989        20      Chairman of BALMAC International, Inc.                        --
Trustee                   1992-present              (commodities and futures trading)
Age: 74

SALVATORE J. ZIZZA         1987-1996        28      Chairman of Zizza & Co., Ltd.                 Director of Hollis-Eden
Trustee                   2000-present              (consulting)                                  Pharmaceuticals (biotechnology);
Age: 63                                                                                           Director of Earl Scheib, Inc.
                                                                                                  (automotive services)

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                             TERM OF
                           OFFICE AND
    NAME, POSITION(S)       LENGTH OF
       ADDRESS(1)             TIME                                         PRINCIPAL OCCUPATION(S)
         AND AGE            SERVED(2)                                      DURING PAST FIVE YEARS
------------------------   ----------   --------------------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT            Since 1994   Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an
President and Secretary                 officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex.
Age: 57                                 Director and President of Teton Advisors, Inc. (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY              Since 2006   Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment
Treasurer                               companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company,
Age: 50                                 N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                        Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN         Since 2004   Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer
Chief Compliance Officer                of all of the registered investment companies in the Gabelli/GAMCO Funds complex;
Age: 55                                 Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)  Trustees who are not interested persons are considered "Independent"
     Trustees.

                                     GAMCO

                             THE GAMCO GROWTH FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

James P. Conn
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher
PRESIDENT
FLETCHER & COMPANY, INC.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthony Torna
MAXIM GROUP LLC

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Howard F. Ward, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q408SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000 for 2007 and $44,900 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,350 for 2007 and $3,800 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/9/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.